Fair Value of Financial Instruments (Detail) - Company`s assets and liabilities that are measured at fair value on a recurring basis (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Cash and cash equivalents	$ 4,550,165	$ 6,328,753	$ 15,117,172
Total assets	4,550,165	6,328,753	15,117,172
Financial Liabilities:
Warrant derivative liabilities	225,764	102,695	655,219
Conversion element of promissory notes	155,990	274,928	1,931,295
Conversion element of Series B CPS	1,212,385	1,210,909	1,245,101
Series A CPS derivative liabilities	1,207,762	619,652	2,135,715
Total liabilities	2,801,901	2,208,184	5,967,330
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Cash and cash equivalents	4,550,165	6,328,753	15,117,172
Total assets	4,550,165	6,328,753	15,117,172
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Series A CPS derivative liabilities
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Warrant derivative liabilities
Conversion element of promissory notes
Conversion element of Series B CPS
Series A CPS derivative liabilities
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Financial Assets:
Cash and cash equivalents
Total assets
Financial Liabilities:
Warrant derivative liabilities	225,764	102,695	655,219
Conversion element of promissory notes	155,990	274,928	1,931,295
Conversion element of Series B CPS	1,212,385	1,210,909	1,245,101
Series A CPS derivative liabilities	1,207,762	619,652	2,135,715
Total liabilities	$ 2,801,901	$ 2,208,184	$ 5,967,330